Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	FOXO Technologies Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001812360
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE